Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Atapu And Sepiafields [Member]
IfrsStatementLineItems [Line Items]
Receivables	$ 398	$ 508
Roncador Field [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	266	353
Potiguar Cluster [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	157	217
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 402	$ 416